INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2016	2017

Core technology	$101	$107
Customer relationship	327	348

	428	455
Less: accumulated amortization
Core technology	(84)	(107)
Customer relationship	(86)	(128)

	(170)	(235)
Less: accumulated impairment loss
Customer relationship	-	(220)

	$258	$-

For the years ended December 31, 2015, 2016 and 2017, the Group recorded amortization expense of $75, $71 and $53 for continuing operations, respectively, and nil amortization expense for discontinued operations for each of the periods presented.

For the years ended December 31, 2015, 2016 and 2017, the Group recognized impairment loss of nil, nil and $217, respectively, for intangible assets with definite lives, based on the evaluation of the recoverability of intangible assets.